Supplemental Oil and Gas Information - Proved Reserves, Prices (Detail)		12 Months Ended
		Dec. 31, 2016 $ / bbl $ / MMBTU	Dec. 31, 2015 $ / bbl $ / MMBTU	Dec. 31, 2014 $ / bbl $ / MMBTU
Oil [Member]
Price of oil and gas	[1]	42.75	46.79	91.48
Natural Gas Liquids [Member]
Price of oil and gas	[1]	42.75	46.79	91.48
Natural Gas [Member]
Price of oil and gas | $ / MMBTU	[2]	2.48	2.59	4.35

[1]	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
[2]	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.